Unaudited Interim Condensed Consolidated Statements of Changes in Equity - BRL (R$)	Share premium reserve	Treasury shares	Capital reserve	Fair value reserve	Retained earnings	Non-Controlling Interest	Total
Balance at Dec. 31, 2024	R$ 1,406,563,000			R$ (22,610,000)	R$ 224,633,000	R$ 155,281,000	R$ 1,763,867,000
Share capital increase	545,704,000						545,704,000
Fair value of financial assets at fair value through other comprehensive income				8,033,000		1,227,000	9,260,000
Deferred income tax				(3,176,000)		(485,000)	(3,661,000)
Reclassification of fair value adjustments to profit or loss				49,000		8,000	57,000
Profit for the period					179,062,000	29,297,000	208,359,000
Balance at Jun. 30, 2025	1,952,267,000			(17,703,000)	403,695,000	185,327,000	2,523,586,000
Balance at Dec. 31, 2025	2,589,934,000		131,325,000	3,507,000	1,148,018,000	17,130,000	3,889,914,000
Share capital increase	2,116,731,000				1,758,000	1,512,000	2,120,001,000
Repurchase of treasury shares		(260,000)	260,000
IPO cost	(84,018,000)						(84,018,000)
Corporate reorganization					13,319,000	(15,102,000)	(1,783,000)
Share-based long-term incentive plan - (LTIP)			(32,560,000)				(32,560,000)
Fair value of financial assets at fair value through other comprehensive income				(391,000)		(5,000)	(396,000)
Deferred income tax				136,000		3,000	139,000
Reclassification of fair value adjustments to profit or loss				(136,000)		(2)	(138,000)
Profit for the period					421,616,000	(851,000)	420,765,000
Balance at Jun. 30, 2026	R$ 4,622,647,000	R$ (260,000)	R$ 99,025,000	R$ 3,116,000	R$ 1,584,711,000	R$ 2,685,000	R$ 6,311,924,000